Document and Entity Information	Mar. 24, 2020
Cover [Abstract]
Entity Registrant Name	Noble Corp plc
Amendment Flag	false
Entity Central Index Key	0001458891
Document Type	8-K
Document Period End Date	Mar. 24, 2020
Entity Incorporation State Country Code	X0
Entity File Number	001-36211
Entity Tax Identification Number	98-0619597
Entity Address, Address Line One	10 Brook Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 1BG
City Area Code	20
Local Phone Number	3300 2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares, Nominal Value $0.01 per Share
Trading Symbol	NE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false